SCHEDULE OF NET EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) to common shareholders (Numerator)					$ (2,846,943)	$ (1,809,962)
Basic weighted average number of common shares outstanding (Denominator)	789,922,604	705,126,274	779,037,297	704,861,438	721,534,051	704,599,512
Diluted weighted average number of common shares outstanding (Denominator)	789,922,604	705,126,274	779,037,297	704,861,438	721,534,051	704,599,512
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average warrants to purchase common stock	567,472,527	565,000,000	566,243,094	565,000,000	565,000,000	565,000,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average warrants to purchase common stock	20,027,473	228,958,334	95,220,995	228,958,334	228,958,334	228,958,334